RESTRUCTURING ACTIVITIES	12 Months Ended
Jul. 31, 2021
Restructuring and Related Activities [Abstract]
RESTRUCTURING ACTIVITIES	RESTRUCTURING ACTIVITIES
ModusLink Restructuring Activities

During the fiscal year ended July 31, 2021, ModusLink implemented a strategic plan to reorganize its sales function and the e-Business operations. The restructuring charges associated with this plan were primarily composed of employee termination costs.
The table below presents restructuring charges classified in Selling, general and administrative expense by type of cost for the fiscal year ended July 31, 2021:

(in thousands)	Total
Employee termination costs	$1,720
Contractual obligations	35
Total restructuring charges	$1,755

Changes to the restructuring liability during the fiscal year ended July 31, 2021 were as follows:

(in thousands)	Employee Termination Costs	Contractual Obligations	Restructuring Liability
Balance as of July 31, 2020	$41	$—	$41
Costs incurred	2,124	37	2,161
Cash payments	(706)	(35)	(741)
Change in estimates	(404)	(2)	(406)
Balance as of July 31, 2021	$1,055	$—	$1,055